Related Party Transactions - Schedule of Amount Due from a Related Party and Net of Allowance for Expected Credit Loss (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amount due from a related party	$ 939,370
Less: allowance for expected credit losses	(432)
Total	$ 938,938